Long-term Debt	9 Months Ended
Sep. 30, 2022
Debt Disclosure [Abstract]
Long-term Debt

Note 13. Long-term Debt

To assist in funding the manufacture of the Company’s Remediation Processing Centers, between 2015 and 2017, the Company entered into two agreements which include terms for the purchase of participation rights for the sale of future revenue of the funded RPCs. The RPCs are estimated to enter scaled up operations in 2023 and make estimated payments. The Company estimates future payments based on revenue projections for the RPCs. Due to delays in scaled up operations (see Note 1 Long Lived Assets) the effective interest rate of these agreements increased from approximately 28% to 31%.

Long-term debt consists of the following:

	2022	2021
Principal	$2,196,233	$2,196,233
Accrued interest	2,997,529	4,205,144
Debt discount	(215,659)	(226,823)
Total long term debt	$4,978,103	$6,174,554

Long term debt, current	$9,363	$3,256
Long term debt	$4,968,740	$6,171,298

The following table sets forth the estimated payment schedule of long-term debt as of September 30, 2022:

2022	$950
2023	11,598
2024	15,002
2025	19,409
2026	25,114
Thereafter	2,124,160
Total	$2,196,233